FINANCIAL ASSETS AND LIABILITIES - sensitivity analysis considers the closing price of the shares (Detail)	Dec. 31, 2023 BRL (R$)
VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Shareholding percentage	2.20%
VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Shareholding percentage	1.60%
Probable [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ 41,557,000
Probable [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	19,360
Probable [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	7,788,856,000
Probable [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	563,903,000
25% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	470,525,000
25% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	24,200
25% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	8,158,058,000
25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	826,670,000
50% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	941,049,000
50% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	29,040.00
50% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	8,434,888,000
50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	1,004,452,000
-25% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	(470,525,000)
-25% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	14,520
-25% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	7,361,797,000
-25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	272,147,000
-50% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	(941,049,000)
-50% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	9,680
-50% [member] | VALE3 (Collar)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	7,006,051,000
-50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ 72,611,000